Tortoise Energy Infrastructure Total Return Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 72.5%	Shares	Value
Canada Crude Oil Pipelines - 10.3%
Enbridge, Inc.	3,844,998	$185,867,203
Pembina Pipeline Corporation	3,597,750	135,883,273
South Bow Corp.	571,649	15,857,543
		337,608,019

Canada Natural Gas/Natural Gas Liquids Pipelines - 9.0%
Keyera Corp.	2,855,789	92,014,900
TC Energy Corporation	3,931,254	204,661,084
		296,675,984

United States Crude Oil Pipelines - 4.6%
Plains GP Holdings L.P.	7,913,037	152,721,614

United States Natural Gas Gathering/Processing - 8.6%
Antero Midstream Corporation	8,872,408	157,840,138
Hess Midstream LP - Class A	2,584,807	106,494,048
Kinetik Holdings, Inc.	235,101	9,834,275
Kodiak Gas Services, Inc.	253,915	9,087,618
		283,256,079

United States Natural Gas/Natural Gas Liquids Pipelines - 38.9%
Cheniere Energy, Inc.	1,298,969	314,116,684
DT Midstream, Inc.	1,506,246	156,920,708
Excelerate Energy, Inc. - Class A	618,944	15,114,612
Kinder Morgan, Inc.	5,887,750	158,851,495
ONEOK, Inc.	2,070,486	158,143,721
Targa Resources Corp.	1,331,933	223,445,080
The Williams Companies, Inc.	4,139,202	239,577,012
Venture Global, Inc. - Class A	959,552	12,474,176
		1,278,643,488

United States Renewables and Power Infrastructure - 1.1%
Clearway Energy, Inc. - Class C	569,939	16,989,882
Sempra Energy	217,111	17,924,684
		34,914,566
TOTAL COMMON STOCKS (Cost $1,571,467,759)		2,383,819,750

MASTER LIMITED PARTNERSHIPS - 23.4%	Units	Value
United States Crude Oil Pipelines - 0.8%
Plains All American Pipeline LP	1,397,192	25,149,456

United States Natural Gas Gathering/Processing - 3.0%
Western Midstream Partners LP	2,534,041	99,359,748

United States Natural Gas/Natural Gas Liquids Pipelines - 11.4%
Energy Transfer LP	12,944,628	229,378,808
Enterprise Products Partners LP	4,513,722	145,071,025
		374,449,833

United States Refined Product Pipelines - 8.2%
MPLX LP	4,657,569	236,930,535
Sunoco LP	619,675	32,409,002
		269,339,537
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $449,258,719)		768,298,574

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.9%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(a)	128,978,946	128,978,946
TOTAL MONEY MARKET FUNDS (Cost $128,978,946)		128,978,946

TOTAL INVESTMENTS - 99.8% (Cost $2,149,705,424)		3,281,097,270
Other Assets in Excess of Liabilities - 0.2%		6,293,117
TOTAL NET ASSETS - 100.0%		$3,287,390,387
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Tortoise Energy Infrastructure Total Return Fund (the "Fund") has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,383,819,750	$–	$–	$2,383,819,750
Master Limited Partnerships	768,298,574	–	–	768,298,574
Money Market Funds	128,978,946	–	–	128,978,946
Total Investments	$3,281,097,270	$–	$–	$3,281,097,270

Refer to the Schedule of Investments for further disaggregation of investment categories.